UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09871

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
Cullen Funds Trust
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 485-8586

Date of fiscal year end: June 30

Date of reporting period: Quarter ended March 31, 2011

Item 1. Schedule of Investments.

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS–92.7%
Aerospace & Defense–2.6%
Boeing Co.	305,700	$22,600,401

Banks–2.5%
HSBC Holdings PLC - ADR (b)	428,200	22,180,760

Beverages–2.6%
Diageo PLC - ADR (b)	295,600	22,530,632

Chemicals–3.6%
EI du Pont de Nemours & Co.	568,800	31,266,936

Communications Equipment–1.2%
Nokia OYJ - ADR (b)	1,273,400	10,836,634

Distributors–3.0%
Genuine Parts Co.	486,600	26,101,224

Diversified Telecommunications Services–7.0%
AT&T, Inc.	991,000	30,324,600
Verizon Communications, Inc.	788,600	30,392,644

		60,717,244

Electric–6.1%
Dominion Resources, Inc.	589,860	26,366,742
NextEra Energy, Inc.	485,370	26,753,594

		53,120,336

Food Products–9.0%
HJ Heinz Co.	533,000	26,021,060
Kraft Foods, Inc., Class A	825,300	25,881,408
Unilever NV (b)	837,300	26,257,728

		78,160,196

Household Products–2.8%
Kimberly-Clark Corp.	374,620	24,451,447

Industrial Conglomerates–6.1%
3M Co.	216,250	20,219,375
ABB Ltd. - ADR (a)(b)	538,100	13,016,639
General Electric Co.	1,000,000	20,050,000

		53,286,014

Insurance–2.5%
Travelers Companies, Inc.	359,350	21,374,138

The accompanying notes are an integral part of these financial statements

	Shares	Value

Oil & Gas–13.6%
Chevron Corp.	306,000	32,873,580
ConocoPhillips	416,350	33,249,711
PetroChina Co., Ltd. - ADR (b)	171,840	26,162,640
Royal Dutch Shell PLC, Class B - ADR (b)	363,750	26,641,050

		118,926,981

Pharmaceuticals–10.7%
AstraZeneca PLC - ADR (b)	472,000	21,768,640
Bristol-Myers Squibb Co.	869,950	22,992,779
Eli Lilly & Co.	740,000	26,025,800
Johnson & Johnson	387,500	22,959,375

		93,746,594

Real Estate Investment Trusts (REITs)–4.8%
HCP, Inc.	552,650	20,967,541
Health Care REIT, Inc.	398,350	20,889,474

		41,857,015

Semiconductors–3.0%
Intel Corp.	1,310,000	26,422,700

Software–2.4%
Microsoft Corp.	824,950	20,920,732

Tobacco–6.0%
Altria Group, Inc.	1,000,000	26,030,000
Philip Morris International, Inc.	403,710	26,495,487

		52,525,487

Wireless Telecommunication Services–3.2%
Vodafone Group PLC - ADR (b)	975,000	28,031,250

Total Common Stocks
(Cost $696,352,882)		809,056,721

SHORT-TERM INVESTMENTS–9.2%
Money Market Fund–9.2%
Dreyfus Cash Management Fund
(Cost $79,898,622)	79,898,622	79,898,622

TOTAL INVESTMENTS-101.9%
(Cost $776,251,504)		$888,955,343

Liabilities in Excess of Other Assets–(1.9%)		(16,895,899)

TOTAL NET ASSETS–100.0%		$872,059,444

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a) Non-income producing security
(b) Foreign issued security

The accompanying notes are an integral part of these financial statements

The cost basis of investments for Federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$776,251,504
Gross unrealized appreciation	128,787,009
Gross unrealized depreciation	(16,083,170)

Net unrealized depreciation	$112,703,839

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$809,056,721	$-	$-	$809,056,721
Money Market Fund	79,898,622	-	-	79,898,622

Total	$888,955,343	$-	$-	$888,955,343

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS–96.8%
Australia–5.6%
BHP Billiton Ltd.	53,500	$2,576,527
Foster's Group Ltd.	296,000	1,751,280
Ramsay Health Care Ltd.	3,929	77,581
Sonic Healthcare Ltd.	50,000	619,576

		5,024,964

Brazil–3.3%
Cia Energetica de Minas Gerais - ADR	47,900	923,033
Cia Siderurgica Nacional SA - ADR	86,500	1,441,090
Itau Unibanco Holding SA - ADR	27,300	656,565

		3,020,688

Canada–4.8%
Canadian Oil Sands Ltd.	82,350	2,769,431
Enerplus Corp.	49,350	1,562,421

		4,331,852

China–2.9%
PetroChina Co., Ltd. - ADR	17,450	2,656,763

France–8.5%
BNP Paribas	34,750	2,541,662
GDF Suez	43,500	1,772,377
Total SA - ADR	25,800	1,573,026
Vallourec SA	15,700	1,761,305

		7,648,370

Germany–11.8%
Allianz SE	13,650	1,915,705
Bayer AG	29,350	2,272,730
Deutsche Post AG	114,650	2,066,761
Muenchener Rueckversicherungs AG	11,200	1,761,855
Siemens AG	19,300	2,645,196

		10,662,247

Hong Kong–3.0%
BOC Hong Kong Holdings Ltd.	401,500	1,308,473
Stella International Holdings Ltd.	621,500	1,385,453

		2,693,926

Indonesia–1.0%
Bank Rakyat Indonesia Persero Tbk PT	1,340,000	884,869

Italy–4.2%
ENI SpA - ADR	27,000	1,326,510
Prysmian SpA	116,700	2,503,951

		3,830,461

Japan–5.5%
Asahi Glass Co., Ltd.	193,000	2,427,002
Nitto Denko Corp.	46,900	2,486,523

		4,913,525

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS - Continued
March 31, 2011 (Unaudited)

	Shares	Value

Malaysia–0.8%
Berjaya Sports Toto BHD	538,821	$757,863

Mexico–2.7%
Industrias Penoles SAB de CV	65,000	2,391,094

Netherlands–2.9%
Eurocommercial Properties NV	17,100	847,221
Unilever NV	57,200	1,793,792

		2,641,013

Singapore–2.1%
Singapore Airlines Ltd.	75,000	813,963
United Overseas Bank Ltd.	70,500	1,051,487

		1,865,450

South Africa–2.6%
MTN Group Ltd.	115,000	2,321,589

South Korea–0.1%
KT&G Corp.	2,045	106,449

Spain–2.0%
Telefonica SA - ADR	72,300	1,823,406

Switzerland–10.0%
ABB Ltd. - ADR (a)	32,800	793,432
Credit Suisse Group AG	30,300	1,287,544
Nestle SA	41,800	2,396,048
Novartis AG - ADR	40,500	2,201,174
Roche Holding AG	7,350	1,049,886
Zurich Financial Services AG	4,500	1,259,608

		8,987,692

Taiwan–7.5%
Acer, Inc.	69,310	141,418
Chunghwa Telecom Co., Ltd.	521,438	1,624,257
HTC Corp.	22,800	891,640
Novatek Microelectronics Corp.	660,000	1,943,652
Taiwan Semiconductor Manufacturing Co., Ltd.	901,229	2,163,697

		6,764,664

United Kingdom–15.5%
AstraZeneca PLC - ADR	14,600	673,352
BAE Systems PLC	180,450	940,519
British American Tobacco PLC - ADR	31,350	2,539,036
Diageo PLC - ADR	10,100	769,822
HSBC Holdings PLC	135,283	1,421,780
HSBC Holdings PLC - ADR	15,750	815,850
Royal Dutch Shell PLC, Class B	56,200	2,037,539
Tesco PLC	326,550	1,995,886
Vodafone Group PLC - ADR	97,800	2,811,749

		14,005,533

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS - Continued
March 31, 2011 (Unaudited)

	Shares	Value

Total Common Stocks
(Cost $69,826,875)		87,332,418

SHORT-TERM INVESTMENTS–2.7%
Money Market Fund–2.7%
Dreyfus Cash Management Fund
(Cost $2,419,068)	2,419,068	2,419,068

TOTAL INVESTMENTS-99.5%
(Cost $72,245,943)		$89,751,486

Other Assets in Excess of Liabilities–0.5%		445,331

TOTAL NET ASSETS–100.0%		$90,196,817

Percentages are stated as a percent of net assets.

All securities are foreign-issued securities.

ADR - American Depository Receipt

(a) Non-income producing security

The accompanying notes are an integral part of these financial statements.

The cost basis of investments for Federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$72,245,943
Gross unrealized appreciation	18,087,375
Gross unrealized depreciation	(581,832)

Net unrealized depreciation	$17,505,543

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$87,332,418	$-	$-	$87,332,418
Money Market Fund	2,419,068	-	-	2,419,068

Total	$89,751,486	$-	$-	$89,751,486

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS–96.8%
Aerospace & Defense–3.4%
Spirit Aerosystems Holdings, Inc., Class A (a)	6,100	$156,587

Airlines–2.9%
Copa Holdings SA, Class A (b)	2,550	134,640

Auto Parts & Equipment–1.5%
BorgWarner, Inc. (a)	880	70,127

Banks–6.7%
Bank of The Ozarks, Inc.	3,050	133,316
CVB Financial Corp.	19,200	178,752

		312,068

Biotechnology–3.3%
Charles River Laboratories International, Inc. (a)	4,020	154,288

Electrical Components & Equipment–3.0%
Hubbell, Inc., Class B	1,950	138,509

Electronics–3.5%
Avnet, Inc. (a)	4,720	160,905

Engineering & Construction–6.4%
Granite Construction, Inc.	5,400	151,739
KBR, Inc.	3,950	149,192

		300,931

Food–2.9%
Ralcorp Holdings, Inc. (a)	1,980	135,491

Hand / Machine Tools–3.5%
Lincoln Electric Holdings, Inc.	2,150	163,228

Healthcare Products–2.9%
Beckman Coulter, Inc.	1,650	137,066

Healthcare Services–4.9%
Community Health Systems, Inc. (a)	3,300	131,966
Laboratory Corp. of America Holdings (a)	1,060	97,658

		229,624

Insurance–6.6%
PartnerRe Ltd. (b)	1,780	141,047
WR Berkley Corp.	5,100	164,271

		305,318

Machinery - Diversified–3.1%
Babcock & Wilcox Co. (a)	4,280	142,865

The accompanying notes are an integral part of these financial statements

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - Continued
March 31, 2011 (Unaudited)

	Shares	Value

Metal Fabricate / Hardware–3.1%
RTI International Metals, Inc. (a)	4,600	$143,290

Mining–3.3%
HudBay Minerals, Inc. (b)	9,400	153,314

Miscellaneous Manufacturing–3.5%
Ameron International Corp.	2,350	164,007

Oil & Gas–6.0%
Berry Petroleum Co., Class A	2,800	141,260
Cimarex Energy Co.	1,200	138,288

		279,548

Pharmaceuticals–3.3%
Omnicare, Inc.	5,150	154,448

Retail–2.8%
Cracker Barrel Old Country Store, Inc.	2,650	130,221

Savings & Loans–2.8%
Viewpoint Financial Group	9,950	129,350

Telecommunications–6.1%
Cable & Wireless Communications PLC (b)	193,850	141,681
NII Holdings, Inc. (a)	3,400	141,678

		283,359

Toys / Games / Hobbies–3.0%
Jakks Pacific, Inc. (a)	7,200	139,320

Transportation–5.2%
Canadian Pacific Railway Ltd. (b)	1,380	88,789
Tidewater, Inc.	2,570	153,815

		242,604

Water–3.1%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (a)(b)	2,440	143,326

Total Common Stocks
(Cost $3,666,479)		4,504,434

SHORT-TERM INVESTMENTS–4.4%
Money Market Fund–4.4%
Dreyfus Cash Management Fund
(Cost $206,182)	206,182	206,182

TOTAL INVESTMENTS-101.2%
(Cost $3,872,661)		$4,710,616

Liabilities in Excess of Other Assets–(1.2%)		(55,923)

TOTAL NET ASSETS–100.0%		$4,654,693

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a) Non-income producing security
(b) Foreign issued security

The accompanying notes are an integral part of these financial statements

The cost basis of investments for Federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$3,872,661
Gross unrealized appreciation	866,383
Gross unrealized depreciation	(28,428)

Net unrealized depreciation	$837,955

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$4,504,434	$-	$-	$4,504,434
Money Market Fund	206,182	-	-	206,182

Total	$4,710,616	$-	$-	$4,710,616

NOTE 1 – Investment Valuation

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

In January 2010, the Financial Accounting Standard Board issued Accounting Standards Update No. 2010-06, “Fair Value Measurements and Disclosures” (“ASU 2010-06”). ASU 2010-06 requires additional disclosures regarding transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers. ASU 2010-06 also clarifies existing disclosure requirements regarding valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. These disclosures became effective for interim and annual periods beginning after December 15, 2009, except for certain disclosures regarding Level 3 transaction activity, which are effective for interim and annual periods beginning after December 15, 2010. The Funds disclose significant transfers between levels based on the valuations at the beginning of the reporting period. For the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

NOTE 2 - Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued, and Management has determined that there were no subsequent events requiring recognition or disclosure.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By: /s/ James P. Cullen
            James P. Cullen
            President

Date: May 10, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ James P. Cullen
            James P. Cullen
            President

Date: May 10, 2011

By: /s/ Jeffrey T. Battaglia
            Jeffrey T. Battaglia
            Treasurer

Date: May 10, 2011